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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED MARCH 31, 2008



CHECK HERE IF AMENDMENT [_]; AMENDMENT NUMBER:



THIS AMENDMENT (CHECK ONLY ONE.):

/_/ IS A RESTATEMENT.

/_/ ADDS NEW HOLDINGS ENTRIES.



INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:



NAME: ATKINSON INVESTMENT MANAGEMENT, LLC

ADDRESS: 100 OVERLOOK CENTER, 2(ND) FLOOR PRINCETON, NJ 08540



FORM 13F FILE NUMBER: 28-13488



THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM

IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED

TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND

COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS,

SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.



PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:



NAME: MICHAEL D. ATKINSON

TITLE: MEMBER, ATKINSON INVESTMENT MANAGEMENT LLC

PHONE: (609) 731-2734



SIGNATURE, PLACE, AND DATE OF SIGNING:



/s/Michael D. Atkinson

-----------------------

MICHAEL D. ATKINSON

PRINCETON, NJ

APRIL 6, 2009







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REPORT TYPE (CHECK ONLY ONE.):



/X/ 13F HOLDINGS REPORT. (CHECK HERE IF ALL HOLDINGS OF THIS REPORTING MANAGER

ARE REPORTED IN THIS REPORT.)



/_/ 13F NOTICE. (CHECK HERE IF NO HOLDINGS REPORTED ARE IN THIS REPORT, AND ALL

HOLDINGS ARE REPORTED BY OTHER REPORTING MANAGER(S).)



/_/ 13F COMBINATION REPORT. (CHECK HERE IF A PORTION OF THE HOLDINGS FOR THIS

REPORTING MANAGER ARE REPORTED IN THIS REPORT AND A PORTION ARE REPORTED BY

OTHER REPORTING MANAGER(S).)







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FORM 13F SUMMARY PAGE



REPORT SUMMARY:



NUMBER OF OTHER INCLUDED MANAGERS:



NONE



FORM 13F INFORMATION TABLE ENTRY TOTAL:

24



FORM 13F INFORMATION TABLE VALUE TOTAL:

$88,508 (THOUSANDS)



LIST OF OTHER INCLUDED MANAGERS:



PROVIDE A NUMBERED LIST OF THE NAME(S) AND FORM 13F FILE NUMBER(S) OF ALL

INSTITUTIONAL INVESTMENT MANAGERS WITH RESPECT TO WHICH THIS REPORT IS FILED,

OTHER THAN THE MANAGER FILING THIS REPORT.



NONE.



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



FORM 13F INFORMATION TABLE

AS OF MARCH 31, 2008

ATKINSON INVESTMENT MANAGEMENT LLC

                                                 AMOUNT

                                                 AND

                     TITLE OF            MARKET TYPE OF INVESTMENT OTHER VOTING

NAME OF ISSUER       CLASS     CUSIP     VALUE SECURITY* DISCRETION MANAGERS AUTHORITY

                                         (X1000)        SOLE                  SOLE

ABB LTD              Sponsored 000375204 2557    95000  95000                 95000

                     ADR

BP PLC               Sponsored 055622104 3622    59715  59715                 59715

                     ADR

CVS CAREMARK CORP    Common    126650100 5455    134660 134660                134660

COCA COLA CO         Common    191216100 4877    80121  80121                 80121

COLGATE PALMOLIVE CO Common    194162103 2849    36571  36571                 36571

DEVON ENERGY CORP    Common    25179M103 1334    12791  12791                 12791

NEW

DOVER CORP           Common    260003108 3100    74210  74210                 74210

EMERSON ELEC CO      Common    291011104 5603    108877 108877                108877

FPL GROUP INC        Common    302571104 3780    60250  60250                 60250

FAMOUS DAVES AMER INC Common   307068106 367     38474  38474                 38474

FLUOR CORP NEW       Common    343412102 6341    44920  44920                 44920

GENERAL ELECTRIC CO  Common    369604103 7644    206532 206532                206532

STREETTRACKS GOLD    Gold SHS  863307104 5645    62439  62439                 62439

TR

GOOGLE INC           CL A      38259P508 1527    3467   3467                  3467

HORMEL FOODS CORP    Common    440452100 1098    26367  26367                 26367

JOHNSON CTLS INC     Common    478366107 1859    55000  55000                 55000

ISHARES TR           MSCI      464287234 3360    25000  25000                 25000

                     EMERGMKT

MCGRAW HILL COS INC  Common    580645109 2838    76820  76820                 76820

PEPSICO INC          Common    713448108 6113    84663  84663                 84663

PROCTER & GAMBLE CO  Common    742718109 5392    76949  76949                 76949

SCHLUMBERGER LTD     Common    806857108 5747    66061  66061                 66061

TEREX CORP NEW       Common    880779103 1875    30000  30000                 30000

TOTAL S A            Sponsored 89151E109 4271    57711  57711                 57711




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



      ADR

WYETH Common 983024100 1253 30000 30000   30000




*ALL OF THE SECURITIES LISTED WITHIN THIS COLUMN ARE STATED AS "SH," except

STREETTRACKS GOLD TR which is stated as "Gold SHS."